Interest in Other Entities (Details) - Schedule of cash flows - USD ($) $ in Thousands		3 Months Ended		10 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Interest in Other Entities (Details) - Schedule of cash flows [Line Items]
Loss from exchange differences on cash and cash equivalents				$ (127)
Eventer Ltd. [Member]
Interest in Other Entities (Details) - Schedule of cash flows [Line Items]
Cash flow used in operating activities			$ (347)		$ (16)	$ 407	[1]
Cash flow used in investing activities			52		(34)	(370)	[1]
Cash flow from (used in) financing activities			1,032		(163)	703	[1]
Gain (losses) from exchange differences on cash and cash equivalents					(215)
Net increase (decrease) in cash and cash equivalents			$ 737		(428)	740	[1]
Jeffs’ Brands Ltd. [Member]
Interest in Other Entities (Details) - Schedule of cash flows [Line Items]
Cash flow used in operating activities					(4,823)	(863)
Cash flow used in investing activities					(41)	(4,730)
Cash flow from (used in) financing activities					12,611	5,695
Net increase (decrease) in cash and cash equivalents					$ 7,747	$ 102
Gix internet [Member]
Interest in Other Entities (Details) - Schedule of cash flows [Line Items]
Cash flow used in operating activities	[1]			4,232
Cash flow used in investing activities	[1]			13
Cash flow from (used in) financing activities	[1]			(3,309)
Net increase (decrease) in cash and cash equivalents	[1]			$ 809
ScoutCam [Member]
Interest in Other Entities (Details) - Schedule of cash flows [Line Items]
Cash flow used in operating activities		$ (774)
Cash flow used in investing activities		(117)
Cash flow from (used in) financing activities		10,281
Net increase (decrease) in cash and cash equivalents		$ 9,378

[1]	Translated according to the average exchange rates for each period.